Acquisition payable (Details Textuals)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CNY	May 20, 2011
Business Combinations [Abstract]
Equity interest				60.00%
Remaining equity interest	40.00%
Purchase price	$ 4,435,200		28,000,000
Acquisition payable	$ 4,593,600	$ 154,700